MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)					3 Months Ended	6 Months Ended		12 Months Ended		18 Months Ended
	Jul. 14, 2023	Jul. 14, 2022	Nov. 05, 2021	Jun. 08, 2021	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2023	Jul. 22, 2025	Mar. 18, 2025	Mar. 12, 2025	Sep. 28, 2023	Sep. 08, 2023
Statement [Line Items]
Shares issued for business acquisition											750,000	17,000,000	30,000	500,000	500,000
Common Shares issued for business acquisitions								45,000
Cash payments to acquire property								$ 24,000
Maestro Property [Member]
Statement [Line Items]
Return royalty payable percentage					100.00%	100.00%		100.00%
Cash payment made for acquisition				$ 105,000
Ownership interest, percentage				100.00%
Shares issued for business acquisition				1,000,000
Shares issued for acquisition, amount				$ 210,000
Pre-existing NSR				2.50%
Portion of NSR puchased, percentage				1.50%
Portion of NSR puchased, amount				$ 1,500,000
NSR, annual advance payment paid				$ 25,000
Underlying Claims [Member]
Statement [Line Items]
Additional Expenditure	$ 100,000	$ 60,000
United Mineral Services Ltd [Member]
Statement [Line Items]
Percent of NSR royalty			2.00%
Acquisition cost of paid								$ 50,000
Capped underying Claims			$ 3,000,000
Return royalty payable percentage			100.00%		100.00%	100.00%		100.00%
Cash payments to acquire property							$ 50,000		$ 50,000	$ 50,000
Eagle Plains Resources Ltd [Member]
Statement [Line Items]
Shares issued for business acquisition					750,000	750,000		750,000
Shares issued for business acquisition transaction					750,000	750,000		750,000
Pre-existing NSR					2.00%	2.00%		2.00%
Portion of NSR puchased, percentage					1.50%	1.50%		1.50%
Portion of NSR puchased, amount					$ 5,000,000	$ 5,000,000		$ 5,000,000
North mineral claim [Member]
Statement [Line Items]
Percent of NSR royalty								2.00%
Capped underying Claims								$ 2,000,000
Common Shares issued for business acquisitions					15,000	15,000		15,000
Cash payments to acquire property					$ 8,000	$ 8,000		$ 8,000
Jake Property [Member]
Statement [Line Items]
Return royalty payable percentage					100.00%	100.00%		100.00%
Electrum [Member]
Statement [Line Items]
Cash payments to acquire property	$ 75,000	$ 50,000